ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2017
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

ZTO Express (Cayman) Inc. (the “Company”) was incorporated under the laws of Cayman Islands on April 8, 2015. The Company, its subsidiaries and its variable interest entity and subsidiaries of variable interest entity (“VIE”) (collectively referred to as the “Group”) are principally engaged in express delivery services in the People’s Republic of China (“PRC”) through a nationwide network partner model.

History of the Group and Restructuring

Prior to 2013, the Group’s operations were conducted through Shanghai Zhongtongji Express Service Co., Ltd. (“Shanghai Zhongtongji”) located in Shanghai, PRC. Shanghai Zhongtongji served as the franchisor of the ZTO delivery service network (the “ZTO network”) which operated as a franchise. In addition to providing delivery services in Shanghai, Anhui, Jiangsu and Zhejiang province in PRC, Shanghai Zhongtongji determined the business strategies and coordinated the operations of our network partners.

2013 Restructuring

In 2013, in order to obtain investments from outside investors, shareholders of Shanghai Zhongtongji and 15 network partners located in various provinces within PRC agreed to a restructuring plan (the “2013 Restructuring”). The main purpose of the restructuring is to create a holding company ZTO Express Co., Ltd. (“ZTO Express”), which in turn holds the businesses of Shanghai Zhongtongji and 15 network partners across the ZTO network.

The 2013 Restructuring was accounted for as a put-together transaction in accordance with ASC 805, Business Combination and Shanghai Zhongtongji has been identified as the accounting acquirer of ZTO Express and the 15 network partners.

2015 Restructuring

In 2015, ZTO Express and its shareholders undertook another reorganization in order to establish the Company (the “2015 Restructuring”),The main purpose of the 2015 Restructuring was to establish a Cayman holding company for the existing business in preparation for an overseas IPO. The reorganization was necessary to comply with the PRC law and regulations which restrict foreign ownership of companies that engage in delivery services in China. The Group has accounted for the 2015 Restructuring akin to a reorganization of entities under common control. Accordingly, the accompanying consolidated financial statements have been prepared by using historical cost basis and include the assets, liabilities, revenue, expenses and cash flows that were directly attributable to ZTO Express for all periods presented. The share and per share data relating to the ordinary shares issued by the Company during the 2015 Restructuring are presented as if the 2015 Restructuring transactions occurred at the beginning of the first period presented.